Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Discount Rate	4.00%	4.20%
Rate of Increase in Compensation Levels	6.00%
Minimum [Member]
Rate of Increase in Compensation Levels		6.00%
Prior to age 29	9.00%	9.00%
Age 30 to 39	4.00%	4.00%
Age 40 to 49	2.00%	2.00%
Age 50 and Above	0.00%	0.00%
Maximum [Member]
Rate of Increase in Compensation Levels		8.00%
Prior to age 29	15.00%	15.00%
Age 30 to 39	7.00%	7.00%
Age 40 to 49	5.00%	5.00%
Age 50 and Above	2.00%	2.00%